Debt - Interest Expense Related to the Cash Convertible Notes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Amortization of debt issuance costs	$ 32,294	$ 42,318	$ 40,763
Cash Convertible Notes
Debt Instrument [Line Items]
Coupon interest	7,000	9,025
Amortization of original issuance discount	28,864	38,229
Amortization of debt issuance costs	2,521	2,942
Total interest expense	$ 38,385	$ 50,196